Revenue Recognition and Deferred Costs - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Disaggregation Of Revenue [Line Items]
Remaining performance obligations		$ 47.8
Percentage of revenue recognized		60.00%
Remaining performance obligations, satisfaction period		12 months
Revenue, expected recognition period, explanation		We expect to recognize approximately 60% of the remaining performance obligations as revenue in the next 12 months, and the remaining balance in the periods thereafter.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Disaggregation Of Revenue [Line Items]
Remaining performance obligations	$ 76.0
Percentage of revenue recognized	53.00%
Remaining performance obligations, satisfaction period	12 months
Revenue, expected recognition period, explanation	We expect to recognize approximately 53% of the remaining performance obligations as revenue in the following 12-month periods, and the remaining balance in the periods thereafter.